TRADE AND OTHER PAYABLES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER PAYABLES
Trade payables	₽ 263	₽ 249
Annual bonus provision	193	119
Unused vacation provision	83	60
Other employee benefits	2	13
Other payables	101	178
Trade and other payables	₽ 642	₽ 619
Trade payables settlement term	60 days